Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2018
Share Based Payments
Schedule of share-based payment arrangements
	2018		2017		2016
	Weighted		Weighted		Weighted
	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)

Outstanding at 1 January	125	10,717	90	12,449	35	7,985
Granted	104	9,500	216	668	190	4,464
Forfeited	(219)	(1,600)	(20)	(2,400)	-	-

Outstanding at 31 December	107	18,617	125	10,717	90	12,449

Exercisable at 31 December	50	5,236	57	5,011	41	4,152

Schedule of estimated a forfeiture rate of zero
	10 March 2017	30 August 2017	30 April 2018

Grant date share price	£1.725	£1.595	£0.8175
Exercise share price	£1.725	£1.595	£0.8175
Vesting periods	Yr1, Yr 2, Yr 3, Yr4	Yr 1, Yr 2, Yr 3, Yr4	Yr1, Yr 2, Yr 3, Yr4

Risk free rate	0.38% to 1.09%	0.69% to 1.09%	0.69% to 1.03%
Expected volatility	80% to 167%	58% to 60%	58% to 60%
Option life	10 years	10 years	10 years